DEFERRED TAX	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
20	DEFERRED TAX

The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2021	2020
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	2,123	1,138
	2,123	1,138

Reconciliation of deferred taxation:
Opening balance	1,138	1,299
Credit to profit or loss for the year – continuing operations (Note 36)	547	2
Debit (credit) to profit or loss for the year – discontinued operation	637	(92)
Deferred tax on the actuarial gain	(25)	(13)
Exchange differences	(174)	(58)
Closing balance	2,123	1,138

At the end of the reporting period, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised is US$2,387,000 (2020: US$1,797,000). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. Subject to the agreement by the tax authorities, at the end of the reporting period, the Group has no unabsorbed tax losses (2020: US$580,000) available for offset against future non-exempt profits.